Receivables and Other Current Assets - Billed and Unbilled Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 8,926	€ 8,334
Impairment	(2,531)	(2,549)
Unbilled receivables
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,316	2,098
Impairment	(16)	(15)
Amount not overdue invoiced
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	2,976	2,538
Impairment	(114)	(117)
Less than 90 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	893	903
Impairment	(141)	(126)
Between 90 and 180 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	333	350
Impairment	(125)	(146)
Between 180 and 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	416	474
Impairment	(306)	(326)
More than 360 days
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	1,992	1,971
Impairment	€ (1,829)	€ (1,819)